Financial risk management and financial instruments - Fair value estimation (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Financial risk management and financial instruments
Fair value of financial assets	$ 170,652	$ 136,522
Fair value of financial liabilities	164,887	115,105
Derivative financial instruments
Financial risk management and financial instruments
Fair value of financial liabilities		316
Collateral payables
Financial risk management and financial instruments
Fair value of financial liabilities	75,558	10,941
Liabilities due to customers
Financial risk management and financial instruments
Fair value of financial liabilities	49,624	61,351
Amounts due to related parties
Financial risk management and financial instruments
Fair value of financial liabilities	39,705	42,497
Financial assets at fair value through profits or loss
Financial risk management and financial instruments
Fair value of financial assets	15,097	23,273
Crypto assets loan receivables
Financial risk management and financial instruments
Fair value of financial assets	57,788	42,141
Derivative financial instruments
Financial risk management and financial instruments
Fair value of financial assets		316
Collateral receivable
Financial risk management and financial instruments
Fair value of financial assets	8,534	3,407
Amounts due from related parties
Financial risk management and financial instruments
Fair value of financial assets	37,122	21,427
Digital assets
Financial risk management and financial instruments
Fair value of financial assets	52,111	45,958
Level 1
Financial risk management and financial instruments
Fair value of financial assets	155,772	112,593
Fair value of financial liabilities	164,887	114,789
Level 1 | Collateral payables
Financial risk management and financial instruments
Fair value of financial liabilities	75,558	10,941
Level 1 | Liabilities due to customers
Financial risk management and financial instruments
Fair value of financial liabilities	49,624	61,351
Level 1 | Amounts due to related parties
Financial risk management and financial instruments
Fair value of financial liabilities	39,705	42,497
Level 1 | Financial assets at fair value through profits or loss
Financial risk management and financial instruments
Fair value of financial assets	275	268
Level 1 | Crypto assets loan receivables
Financial risk management and financial instruments
Fair value of financial assets	57,788	42,141
Level 1 | Collateral receivable
Financial risk management and financial instruments
Fair value of financial assets	8,534	3,407
Level 1 | Amounts due from related parties
Financial risk management and financial instruments
Fair value of financial assets	37,122	21,427
Level 1 | Digital assets
Financial risk management and financial instruments
Fair value of financial assets	52,053	45,350
Level 2
Financial risk management and financial instruments
Fair value of financial assets	58	924
Fair value of financial liabilities		316
Level 2 | Derivative financial instruments
Financial risk management and financial instruments
Fair value of financial liabilities		316
Level 2 | Derivative financial instruments
Financial risk management and financial instruments
Fair value of financial assets		316
Level 2 | Digital assets
Financial risk management and financial instruments
Fair value of financial assets	58	608
Level 3
Financial risk management and financial instruments
Fair value of financial assets	14,822	23,005
Level 3 | Financial assets at fair value through profits or loss
Financial risk management and financial instruments
Fair value of financial assets	$ 14,822	$ 23,005